CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency gains/ (losses), tax	₽ 0	₽ 0	₽ 0
Reclassification adjustment, tax	₽ 0	₽ 0	₽ 0